Long-term debt - Additional Information (Detail) (USD $)	12 Months Ended			12 Months Ended		12 Months Ended						12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2011 Vessel	Dec. 31, 2012 Revolving credit facilities [Member]	Dec. 31, 2011 Revolving credit facilities [Member]	Dec. 31, 2012 Revolving credit facilities [Member] Minimum [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Minimum [Member]	Dec. 31, 2012 Revolving credit facilities [Member] Maximum [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Maximum [Member]	Dec. 31, 2012 Revolving credit facilities [Member] One Month Libor [Member]	Dec. 31, 2011 Revolving credit facilities [Member] One Month Libor [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Two Month Libor [Member]	Dec. 31, 2011 Revolving credit facilities [Member] Three Month Libor [Member]	Dec. 31, 2012 Term loan credit facilities [Member]	Dec. 31, 2011 Term loan credit facilities [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Minimum [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Maximum [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Chinese bank [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Export Import Bank Of Korea [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Non interest bearing until relevant vessel delivered [Member]	Dec. 31, 2012 Term loan credit facilities [Member] 10000 TEU vessels [Member]	Dec. 31, 2012 Term loan credit facilities [Member] 10000 TEU vessels [Member] Chinese bank [Member] Vessel	Dec. 31, 2011 Term loan credit facilities [Member] Two Month Libor [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Three Month Libor [Member]	Dec. 31, 2011 Term loan credit facilities [Member] Three Month Libor [Member]	Dec. 31, 2012 Term loan credit facilities [Member] LIBOR plus margin [Member]	Dec. 31, 2012 Term loan credit facilities [Member] LIBOR plus margin [Member] Minimum [Member]	Dec. 31, 2011 Term loan credit facilities [Member] LIBOR plus margin [Member] Minimum [Member]	Dec. 31, 2012 Term loan credit facilities [Member] LIBOR plus margin [Member] Maximum [Member]	Dec. 31, 2011 Term loan credit facilities [Member] LIBOR plus margin [Member] Maximum [Member]	Dec. 31, 2012 Term loan credit facilities [Member] Six Month Libor [Member]	Dec. 31, 2011 Term loan credit facilities [Member] Six Month Libor [Member]
Debt Instrument [Line Items]
Revolving Credit Facility Aggregate borrowings		$ 2,392,685,000	$ 2,678,041,000									$ 1,026,802,000	$ 893,333,000
Revolving Credit Facility Aggregate borrowings Undrawn		104,743,000	381,469,000									223,800,000	194,176,000
Reduction in revolving credit facility		267,000,000
Revolving Credit Facility Maturity Start date		May 11, 2015										Mar. 12, 2017
Revolving Credit Facility Maturity End date		Dec. 31, 2023										Apr. 18, 2024
Interest rate Description		Interest is calculated as one month, two month, three month or six month LIBOR plus a margin per annum																						Interest is calculated as three month or six month LIBOR plus a margin per annum
Debt Instrument description		At December 31, 2012, the one month LIBOR was 0.2% (2011 - one month-0.3%, two month-0.4% and three month - 0.5%) and the margins ranged between 0.5% and 0.9% (2011 - 0.5% and 0.9%).																						At December 31, 2012, the three-month and six month LIBOR was 0.3% and 0.7% (2011 - two month- 0.4%, three month- 0.5% and six month- 0.8%) and the margins ranged between 0.4% and 4.8% (2011 - 0.4% and 4.8%).
Libor Interest Rate								0.20%	0.30%	0.40%	0.50%										0.40%	0.30%	0.50%						0.70%	0.80%
Interest rate Margin				0.50%	0.50%	0.90%	0.90%										0.70%								0.40%	0.40%	4.80%	4.80%
Weighted average rate of interest, including the margin		0.90%	1.10%									2.30%	2.30%
Percentage commitment fee				0.20%		0.30%								0.30%	1.00%
New term Loan facility																223,800,000
Number of vessels	4																			3
Repayment of Term loan												52,104,000
Term Loan Amount																			53,000,000
Term loan maturity date												2012-06
Term Loan Total Principal Outstanding Amount																	$ 142,150,000	$ 15,000,000						$ 645,852,000
Interest rate on debt instrument																		6.00%
Increase in Interest rate on debt instrument																		7.00%
Debt instrument payment extending number years																		Two years